Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Net periodic pension cost consists of the following components for the year ended December 31, 2012:

Pension Benefits
2012
Service cost	$—
Interest cost on benefit obligation	1,375
Expected return on plan assets	(1,391)
Curtailment and settlements	385
Amortization of prior service cost	—
Amortization of actuarial (gains) losses	—
Net periodic benefit cost	$369

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligation recognized in Other Comprehensive Loss consist of the following for the year ended December 31, 2012:

Pension Benefits
2012
Curtailment/settlement	$(385)
Current year actuarial loss	5,714
Amortization of actuarial gain (loss)	—
Current year prior service (credit) cost	—
Amortization of prior service credit (cost)	—
Amortization of transition asset (obligation)	—
Total recognized in other comprehensive (income) loss	$5,329
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$5,698

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table summarizes the change in benefit obligations and fair values of plan assets for the years ended December 31, 2012:

Pension Benefits
2012
Change in benefit obligation:
Benefit obligation at March 31, 2012	$35,624
Service Cost	—
Interest Cost	1,375
Plan amendments	—
Curtailment/settlement	(1,655)
Actuarial (gains) losses	7,069
Benefits paid	(2,372)
Benefit obligation at December 31, 2012	40,041
Change in plan assets:
Fair value of plan assets at March 31, 2012	25,045
Actual return on plan assets	1,091
Employer contributions	1,005
Benefits paid	(2,372)
Fair value of plan assets at December 31, 2012	24,769
Unfunded status	$15,272

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Pension Benefits
2012
Amounts recognized in the balance sheet consist of:
Noncurrent liability	$15,272
Net amount recognized	$15,272

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in Accumulated Other Comprehensive Loss:

Pension Benefits
2012
Accumulated net actuarial losses	$(5,329)
Accumulated prior service cost	—
Accumulated transition obligation	—
Net amount recognized, net of tax	$(5,329)

Schedule Of Assumptions Used To Determine Benefit Obligations [Table Text Block]	Weighted average assumptions used to determine benefit obligations as of December 31,:
Pension Benefits
2012
Discount rate	$5.23%
Rate of compensation increase	N/A

Schedule Of Assumptions Used To Determine Net Periodic Cost [Table Text Block]	Weighted average assumptions used to determine net periodic costs at December 31,:
Pension Benefits
2012
Discount rate	4.53%
Expected return on plan assets	7.40%
Rate of compensation increase	N/A

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The Defined Benefit plan assets fall into any of three fair value classifications as defined in the Guidance for Fair Value Measurements. There are no Level 3 assets held by the plan. The fair value of the plan assets as of December 31, 2012 is as follows:

	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Money Market Fund – Short Term Investments	$644	$82	$562	$—
Common Stock	9,981	9,981	—	—
Corporate Bonds	6,426	—	6,426	—
Mutual Funds	7,173	7,173	—	—
Foreign Stock	545	545	—
Total	$24,769	$17,781	$6,988	$—

Schedule of Allocation of Plan Assets [Table Text Block]
The pension plans weighted-average target allocation for the year ended December 31, 2012 and strategic asset allocation matrix as of December 31, 2012 are as follows:

	Target Allocation	Plan Assets
	2012	2012
Asset Category:
Equity Securities	60%	56.5%
Debt Securities	40%	40.9%
Cash/Cash Equivalents	0%	2.6%
	100%	100%

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The investment policy is reviewed by the Committee at least annually and confirmed or amended as needed. Under ASC 715-30-25, the transition obligation, prior service costs, and actuarial (gains)/losses are recognized in Accumulated Other Comprehensive Income each December 31 or any interim measurement date, while amortization of these amounts through net periodic benefit cost will occur in accordance with ASC 715-30 and ASC 715-60. The estimated amounts that will be amortized in 2013 are as follow:

Estimated 2013 Amortization	Pension Benefits
Prior service cost (credit) amortization	$—
Net loss amortization	38
Total	$38

Schedule of Expected Benefit Payments [Table Text Block]
The following estimated benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Pension Benefits
Estimated Future Benefit Payments for FYE 12/31
2013	$1,101
2014	$1,088
2015	$1,058
2016	$1,079
2017	$1,219
2018 – 2022	$7,671